Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share

10. EARNINGS PER SHARE
We use the two-class method of computing earnings per share (“EPS”), which is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared (whether paid or unpaid). Under the two-class method, basic EPS is computed by dividing Net Income Attributable to Stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the potential dilution that could occur from share equivalent activity.
OP units held by limited partners other than us are considered to be participating securities because they contain non-forfeitable rights to dividends or dividend equivalents, and have the potential to be exchanged for an equal number of shares of our common stock in accordance with the terms of the Partnership Agreement.
The impact of these outstanding OP units on basic and diluted EPS has been calculated using the two-class method whereby earnings are allocated to the OP units based on dividends declared and the OP units’ participation rights in undistributed earnings. The effects of the two-class method on basic and diluted EPS were immaterial to the consolidated financial statements during the three months ended March 31, 2021 and 2020.
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations (in thousands, except per share amounts):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net income attributable to stockholders - basic	$103	$9,769
Net income attributable to convertible OP units(1)	14	1,430
Net income - diluted	$117	$11,199
Denominator:
Weighted-average shares - basic	93,490	96,652
OP units(1)	13,354	14,283
Dilutive restricted stock awards	151	141
Adjusted weighted-average shares - diluted	106,995	111,076
Earnings per common share:
Basic and diluted income per share	$0.00	$0.10
(1)OP units include units that are convertible into common stock or cash, at the Operating Partnership’s option. The Operating Partnership income or loss attributable to these OP units, which is included as a component of Net Income Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all periods presented.

15. EARNINGS PER SHARE
We use the two-class method of computing earnings per share (“EPS”), which is an earnings allocation formula that determines EPS for common stock and any participating securities according to dividends declared (whether paid or unpaid). Under the two-class method, basic EPS is computed by dividing Net Income (Loss) Attributable to Stockholders by the weighted-average number of common stock outstanding for the period. Diluted EPS reflects the potential dilution that could occur from share equivalent activity.
OP units held by limited partners other than us are considered to be participating securities because they contain non-forfeitable rights to dividends or dividend equivalents, and have the potential to be exchanged for an equal number of shares of our common stock in accordance with the terms of the Fourth Amended and Restated Agreement of Limited Partnership of Phillips Edison Grocery Center Operating Partnership I, L.P.
The impact of these outstanding OP units on basic and diluted EPS has been calculated using the two-class method whereby earnings are allocated to the OP units based on dividends declared and the OP units’ participation rights in undistributed earnings. The effects of the two-class method on basic and diluted EPS were immaterial to the consolidated financial statements for the years ended December 31, 2020, 2019, and 2018.
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the years ended December 31, 2020, 2019, and 2018 (in thousands, except per share amounts):

	2020	2019	2018
Numerator:
Net income (loss) attributable to stockholders - basic	$4,772	$(63,532)	$39,138
Net income (loss) attributable to convertible OP units(1)	690	(9,583)	8,136
Net income (loss) - diluted	$5,462	$(73,115)	$47,274
Denominator:
Weighted-average shares - basic	96,760	94,636	65,534
OP units(1)	14,255	14,403	14,818
Dilutive restricted stock awards	141	—	104
Adjusted weighted-average shares - diluted	111,156	109,039	80,456
Earnings per common share:
Basic income (loss) per share	$0.05	$(0.67)	$0.60
Diluted income (loss) per share	$0.05	$(0.67)	$0.59
(1)OP units include units that are convertible into common stock or cash, at the Operating Partnership’s option. The Operating Partnership income or loss attributable to these OP units, which is included as a component of Net Income (Loss) Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all years presented.
Approximately 0.3 million time-based and 0.8 million performance-based unvested stock units were outstanding as of December 31, 2019. These securities were anti-dilutive for the year ended December 31, 2019, and as a result, their impact was excluded from the weighted-average common shares used to calculate diluted EPS for that period. Outstanding restricted stock awards were dilutive for the years ended December 31, 2020 and 2018, and thus are included in the calculation above.